Employee Benefit Plans - Schedule of Changes in the Benefit Obligations and Fair Value of Plan Assets (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)
Pension Plans Canadian [Member]
Change in benefits obligations
Benefit obligation, Beginning	$ 316,410		$ 307,546
Current service cost	3,675		3,890
Interest expense	14,574		14,185
Remeasurements
Actuarial gains arising from plan experience	(8,121)		3,253
Actuarial gains from change in demographic assumptions
Actuarial gains from changes in financial assumptions
Benefits paid	(13,810)		(13,215)
Contributions by plan participants	813		862
Curtailment
Foreign exchange & other	103		(111)
Benefit obligation, Ending	313,644		316,410
Change in fair value of plan assets
Transfer to other plans	1,038		1,384
Pension Plans US [Member]
Change in benefits obligations
Benefit obligation, Beginning		$ 60,161		$ 58,546
Current service cost		537		712
Interest expense		3,161		2,987
Remeasurements
Actuarial gains arising from plan experience		(437)		(513)
Actuarial gains from change in demographic assumptions
Actuarial gains from changes in financial assumptions		1,365		(3,024)
Benefits paid		(3,889)		(3,567)
Contributions by plan participants
Curtailment
Foreign exchange & other		(2,758)		5,020
Benefit obligation, Ending		58,140		60,161
Change in fair value of plan assets
Transfer to other plans
Pension Plans Total [Member]
Change in benefits obligations
Benefit obligation, Beginning	376,571		366,092
Current service cost	4,212		4,602
Interest expense	17,735		17,172
Remeasurements
Actuarial gains arising from plan experience	(8,558)		2,740
Actuarial gains from change in demographic assumptions
Actuarial gains from changes in financial assumptions	1,365		(3,024)
Benefits paid	(17,699)		(16,782)
Contributions by plan participants	813		862
Curtailment
Foreign exchange & other	(2,655)		4,909
Benefit obligation, Ending	371,784		376,571
Change in fair value of plan assets
Transfer to other plans	1,038		1,384
Other Post-employment Benefit Plans Canadian [Member]
Change in benefits obligations
Benefit obligation, Beginning	22,395		19,999
Current service cost	670		587
Interest expense	1,054		939
Remeasurements
Actuarial gains arising from plan experience
Actuarial gains from change in demographic assumptions
Actuarial gains from changes in financial assumptions	(976)		1,554
Benefits paid	(742)		(684)
Contributions by plan participants
Curtailment
Foreign exchange & other	(1)
Benefit obligation, Ending	22,400		22,395
Change in fair value of plan assets
Transfer to other plans
Other Post-employment Benefit Plans US [Member]
Change in benefits obligations
Benefit obligation, Beginning		3,546		3,720
Current service cost
Interest expense		211		188
Remeasurements
Actuarial gains arising from plan experience		420		(177)
Actuarial gains from change in demographic assumptions
Actuarial gains from changes in financial assumptions		(547)		(113)
Benefits paid		(94)		(378)
Contributions by plan participants
Curtailment		(2,962)
Foreign exchange & other		(150)		306
Benefit obligation, Ending		424		3,546
Change in fair value of plan assets
Transfer to other plans
Other Post-employment Benefit Plans Total [Member]
Change in benefits obligations
Benefit obligation, Beginning	25,941		23,719
Current service cost	670		587
Interest expense	1,265		1,127
Remeasurements
Actuarial gains arising from plan experience	420		(177)
Actuarial gains from change in demographic assumptions
Actuarial gains from changes in financial assumptions	(1,523)		1,441
Benefits paid	(836)		(1,062)
Contributions by plan participants
Curtailment	(2,962)
Foreign exchange & other	(151)		306
Benefit obligation, Ending	22,824		25,941
Change in fair value of plan assets
Transfer to other plans
Plan Assets [Member] | Pension Plans Canadian [Member]
Remeasurements
Benefits paid	13,810		13,215
Contributions by plan participants	(813)		(862)
Foreign exchange & other
Change in fair value of plan assets
Fair value of plan assets, Beginning	(374,424)		(348,170)
Contributions by employer	(1,145)		(1,364)
Interest income	(17,049)		(15,867)
Return on plan assets, excluding interest income	(2,155)		(23,219)
Administrative costs	570		459
Fair value of plan assets, Ending	(380,168)		(374,424)
(Pension benefits) accrued benefit liabilities	(66,524)		(58,014)
Plan Assets [Member] | Pension Plans US [Member]
Remeasurements
Benefits paid		3,889		3,567
Contributions by plan participants
Foreign exchange & other		2,628		(4,389)
Change in fair value of plan assets
Fair value of plan assets, Beginning		(57,168)		(49,913)
Contributions by employer		(1,149)		(3,462)
Interest income		(3,019)		(2,582)
Return on plan assets, excluding interest income		(4,715)		(389)
Administrative costs		442
Fair value of plan assets, Ending		(59,092)		(57,168)
(Pension benefits) accrued benefit liabilities		(952)		2,993
Plan Assets [Member] | Pension Plans Total [Member]
Remeasurements
Benefits paid	17,699		16,782
Contributions by plan participants	(813)		(862)
Foreign exchange & other	2,628		(4,389)
Change in fair value of plan assets
Fair value of plan assets, Beginning	(431,592)		(398,083)
Contributions by employer	(2,294)		(4,826)
Interest income	(20,068)		(18,449)
Return on plan assets, excluding interest income	(6,870)		(23,608)
Administrative costs	1,012		459
Fair value of plan assets, Ending	(439,260)		(431,592)
(Pension benefits) accrued benefit liabilities	(67,476)		(55,021)
Plan Assets [Member] | Other Post-employment Benefit Plans Canadian [Member]
Remeasurements
Benefits paid	742		684
Contributions by plan participants
Foreign exchange & other
Change in fair value of plan assets
Fair value of plan assets, Beginning
Contributions by employer	(742)		(684)
Interest income
Return on plan assets, excluding interest income
Administrative costs
Fair value of plan assets, Ending
(Pension benefits) accrued benefit liabilities	22,400		22,395
Plan Assets [Member] | Other Post-employment Benefit Plans US [Member]
Remeasurements
Benefits paid		94		378
Contributions by plan participants
Foreign exchange & other
Change in fair value of plan assets
Fair value of plan assets, Beginning
Contributions by employer		(94)		(378)
Interest income
Return on plan assets, excluding interest income
Administrative costs
Fair value of plan assets, Ending
(Pension benefits) accrued benefit liabilities		$ 424		$ 3,546
Plan Assets [Member] | Other Post-employment Benefit Plans Total [Member]
Remeasurements
Benefits paid	836		1,062
Contributions by plan participants
Foreign exchange & other
Change in fair value of plan assets
Fair value of plan assets, Beginning
Contributions by employer	(836)		(1,062)
Interest income
Return on plan assets, excluding interest income
Administrative costs
Fair value of plan assets, Ending
(Pension benefits) accrued benefit liabilities	$ 22,824		$ 25,941